UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 98.8%
Australia 7.7%
APA Group	275,683	899,745
Intoll Group (Units)	2,914,361	2,990,241
Macquarie Atlas Roads Group*	631,000	544,291
MAp Group	289,184	818,240
Transurban Group (Units)	552,702	2,559,963

(Cost $7,277,379)		7,812,480
Canada 13.1%
Enbridge, Inc.	153,150	7,304,274
TransCanada Corp.	161,000	5,900,084

(Cost $10,634,239)		13,204,358
France 3.1%
Aeroports de Paris (Cost $2,845,430)	38,100	3,134,636
Germany 1.4%
Hamburger Hafen und Logistik AG (Cost $1,397,025)	36,700	1,392,580
Hong Kong 5.5%
Beijing Enterprises Holdings Ltd.	249,000	1,732,301
China Merchants Holdings International Co., Ltd.	589,417	2,150,356
Hong Kong & China Gas Co., Ltd.	410,000	1,022,070
Zhejiang Expressway Co., Ltd. "H" (a)	780,000	702,739

(Cost $4,747,914)		5,607,466
Italy 4.7%
Terna - Rete Elettrica Nationale SpA (Cost $3,723,591)	1,092,000	4,728,458
Luxembourg 2.5%
SES "A" (FDR) (Cost $2,193,885)	99,250	2,503,121
Netherlands 2.5%
Koninklijke Vopak NV (Cost $2,203,669)	31,700	2,493,041
Spain 3.4%
Abertis Infraestructuras SA (Cost $3,376,352)	182,000	3,496,438
United Kingdom 14.5%
National Grid PLC	941,255	9,168,293
Northumbrian Water Group PLC	516,600	2,220,483
Pennon Group PLC	406,400	3,229,333

(Cost $13,871,215)		14,618,109
United States 40.4%
American Tower Corp. "A"*	40,475	1,724,640
American Water Works Co., Inc.	133,300	2,900,608
Consolidated Edison, Inc.	57,950	2,581,093
Crown Castle International Corp.*	130,250	4,979,457
ITC Holdings Corp.	51,000	2,805,000
NiSource, Inc.	152,600	2,411,080
Northeast Utilities	47,400	1,310,136
Northwest Natural Gas Co.	54,950	2,560,670
NSTAR	93,000	3,294,060
PG&E Corp.	30,350	1,287,447
SBA Communications Corp. "A"*	112,900	4,072,303
Southwest Gas Corp.	84,000	2,513,280
Spectra Energy Corp.	326,800	7,362,804
WGL Holdings, Inc.	30,450	1,055,093

(Cost $33,854,132)		40,857,671

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $86,124,831) †	98.8	99,848,358
Other Assets and Liabilities, Net	1.2	1,237,024

Net Assets	100.0	101,085,382

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $88,211,269.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $11,637,089.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,950,779 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,313,690.

(a)	Security is listed in country of domicile. Significant business activities of company are in China.
FDR: Fiduciary Depositary Receipt

At March 31, 2010 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Utilities	43,986,849	44.1%
Industrials	22,014,826	22.0%
Energy	20,567,162	20.6%
Telecommunication Services	10,776,400	10.8%
Consumer Discretionary	2,503,121	2.5%
Total	99,848,358	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$7,812,480	$—	$7,812,480
Canada	13,204,358	—	—	13,204,358
France	—	3,134,636	—	3,134,636
Germany	—	1,392,580	—	1,392,580
Hong Kong	—	5,607,466	—	5,607,466
Italy	—	4,728,458	—	4,728,458
Luxembourg	—	2,503,121	—	2,503,121
Netherlands	—	2,493,041	—	2,493,041
Spain	—	3,496,438	—	3,496,438
United Kingdom	—	14,618,109	—	14,618,109
United States	40,857,671	—	—	40,857,671
Total	$54,062,029	$45,786,329	$—	$99,848,358

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010